Subsequent Events (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during 2022 totaled Ps. 107,990,006 were designated for the construction of the Dos Bocas Refinery and for the payment of debt, as follows:

Date	Payment of debt		Construction of the Dos Bocas Refinery	Rehabilitation Plan of the refineries
January 21	Ps.	19,321,641	—	—
January 21	—		7,500,000	—
February 14	—		7,500,000	—
March 8	26,115,898		—	—
March 8	—		7,500,000	—
April 28	—		762,100	—
May 26	—		21,737,900	—
July 29	—		—	969,342
August 19	—		4,000,000	—
August 30	—		2,000,000	—
September 6	—		—	683,125
September 8	—		2,500,000	—
September 14	—		2,500,000	—
September 22	—		2,500,000	—
September 28	—		2,400,000	—
Total	Ps.	45,437,539	60,900,000	1,652,467
During the period from October 1 to December 7, 2022, the Mexican Government, through the Ministry of Energy, made equity capital contributions to Petróleos Mexicanos for the construction of the Dos Bocas Refinery and Rehabilitation Plan of the refineries as follows:

Fecha	Contributions for the construction of the Dos Bocas Refinery		Rehabilitation Plan of the refineries
October 4	Ps.	—	1,618,523
October 6	2,500,000		—
October 13	2,500,000		—
October 20	2,500,000		—
October 28	2,500,000		—
November 4	2,500,000		—
November 7	—		1,805,296
November 10	2,500,000		—
November 17	2,500,000		—
November 25	—		892,893
November 25	2,500,000		—
December 1	4,000,000		—
December 2	800,000		—
Total	Ps.	24,800,000	4,316,712